Share capital (Details) SFr / shares in Units, $ / shares in Units, $ in Millions					3 Months Ended				6 Months Ended
	Jun. 14, 2023 SFr / shares shares	Apr. 03, 2023 SFr / shares shares	Apr. 03, 2023 $ / shares shares	Feb. 02, 2022 CHF (SFr) SFr / shares shares	Jun. 30, 2023 CHF (SFr) SFr / shares shares	Mar. 31, 2023 CHF (SFr) shares	Jun. 30, 2022 CHF (SFr) shares	Mar. 31, 2022 CHF (SFr) shares	Jun. 30, 2023 CHF (SFr) SFr / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CHF (SFr) shares	Dec. 31, 2022 CHF (SFr) SFr / shares shares
Share capital
Number of shares at beginning of period						(38,214,291)			(38,214,291)	(38,214,291)
Number of shares at beginning of period						77,134,020		37,898,149	77,134,020	77,134,020	37,898,149
Sale of shares under shelf registration									7,999,998	7,999,998
Exercise of pre-funded warrants									3,502,950	3,502,950
Sale of shares under sale agency agreement									3,742,506	3,742,506
Net purchase of shares under liquidity agreement									(27,145)	(27,145)	(21,949)
Acquisition of shares forfeited from DSPPP									(7,311)	(7,311)
Number of shares at end of period					(44,106,243)				(44,106,243)	(44,106,243)
Number of shares at end of period					92,345,018		37,876,200		92,345,018	92,345,018	37,876,200
Number of shares reclassed as treasury shares under IFRS 2					(17,431,572)				(17,431,572)			(17,438,883)
Number of shares including IFRS 2 shares					74,913,446				74,913,446
Share capital as registered in trade register | SFr					SFr 1,329,483.11				SFr 1,329,483.11
Number of shares registered in trade register					132,948,311				132,948,311
Par value per share | SFr / shares					SFr 0.01				SFr 0.01			SFr 0.01
Treasury shares | SFr					SFr 635,311				SFr 635,311			SFr 6,278,763
Gross proceed of treasury shares sold | SFr						SFr 1,176,781			SFr 1,176,781
Number of warrants issued in 2021 with reduced strike price									9,230,772	9,230,772
Number of warrants issued in 2022 with reduced strike price									15,000,000	15,000,000
Increase (decrease) in fair value of warrants due to amendment in exercise conditions | SFr									SFr 960,000
Share issuance cost | SFr					12,761	SFr 4,062	SFr 5,000	SFr 210,633	SFr 16,823		SFr 215,633
Addex Pharma SA
Share capital
Issue of shares-treasury shares	17,600,000			16,000,000
Issue price | SFr / shares	SFr 0.01			SFr 1.00
Proportion of ownership interest in subsidiary	100.00%			100.00%
Share issuance cost | SFr				SFr 200,000
Kepler
Share capital
Sale of shares under sale agency agreement									3,742,506	3,742,506
Issue price | SFr / shares									SFr 0.31
Gross proceed of treasury shares sold | SFr									SFr 1,176,781
Kepler | Treasury Shares Reserve
Share capital
Treasury shares | SFr					155,345				155,345			128,200
Kepler | Other financial assets
Share capital
Treasury shares | SFr					SFr 2,466				SFr 2,466			SFr 3,165
One institutional investor
Share capital
Sale of shares under shelf registration		7,999,998	7,999,998
Exercise of pre-funded warrants					3,502,950
Share sale price | SFr / shares		SFr 0.14
Number of pre-funded warrants sold		23,578,950	23,578,950
Warrants sale price | SFr / shares		SFr 0.14
Number of pre-funded warrants to be exercised					20,076,000				20,076,000
Gross proceeds									SFr 4,500,000	$ 5.0
Share issuance cost | SFr									SFr 200,000
Number of warrants issued									31,578,948	31,578,948
Strike price of issued warrants | SFr / shares									SFr 0.15
Value of issued warrants | SFr									SFr 1,780,000
Common shares
Share capital
Number of shares at beginning of period						115,348,311		49,272,952	115,348,311	115,348,311	49,272,952
Issue of shares-treasury shares									17,600,000	17,600,000	16,000,000
Exercise of pre-funded warrants									3,502,950	3,502,950
Number of shares at end of period					136,451,261		65,272,952		136,451,261	136,451,261	65,272,952
Number of common shares including IFRS 2 shares					136,451,261				136,451,261
Treasury shares
Share capital
Number of shares at beginning of period						(38,214,291)		(11,374,803)	(38,214,291)	(38,214,291)	(11,374,803)
Issue of shares-treasury shares									(17,600,000)	(17,600,000)	(16,000,000)
Sale of shares under shelf registration									7,999,998	7,999,998
Sale of shares under sale agency agreement									3,742,506	3,742,506
Net purchase of shares under liquidity agreement									(27,145)	(27,145)	(21,949)
Acquisition of shares forfeited from DSPPP									(7,311)	(7,311)
Number of shares at end of period					(44,106,243)		(27,396,752)		(44,106,243)	(44,106,243)	(27,396,752)
Number of shares reclassed as treasury shares under IFRS 2					(17,431,572)				(17,431,572)
Number of shares including IFRS 2 shares					(61,537,815)				(61,537,815)
American Depositary Shares
Share capital
Reduction in strike price of issued warrants | $ / shares										$ 1.00
Number of warrants issued in 2021 with reduced strike price									1,538,462	1,538,462
Number of warrants issued in 2022 with reduced strike price									2,500,000	2,500,000
American Depositary Shares | One institutional investor
Share capital
Sale of shares under shelf registration		1,333,333	1,333,333
Exercise of pre-funded warrants					583,825
Share sale price | $ / shares			$ 0.95
Number of pre-funded warrants sold		3,929,825	3,929,825
Warrants sale price | $ / shares			$ 0.94
Strike price of pre-funded warrants | $ / shares			$ 0.01
Number of pre-funded warrants to be exercised					3,346,000				3,346,000
Number of warrants issued									5,263,158	5,263,158
Strike price of issued warrants | $ / shares										$ 1.00